Subsequent Events (Details Narrative) (10-K) - USD ($)						3 Months Ended			12 Months Ended
	Sep. 27, 2019	Sep. 24, 2019	Sep. 09, 2019	Sep. 05, 2019	Jul. 30, 2019	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	May 17, 2020	Mar. 31, 2020	Sep. 04, 2019	Aug. 27, 2019	May 17, 2019	Mar. 21, 2019	Jan. 04, 2019	Jun. 30, 2018
Value of common stock shares issued for services						$ 15,500		$ 575,000	$ 575,000
Common stock, shares authorized									100,000,000		100,000,000			125,000,000,000	125,000,000,000	125,000,000,000	25,000,000
Original issue discounts									$ 75,649		$ 640,488
Subsequent Event [Member]
Debt instrument principal amount										$ 114,428
Common stock, shares authorized												100,000,000	100,000,000
Subsequent Event [Member] | Board of Directors [Member]
Common stock, shares authorized													100,000,000
Subsequent Event [Member] | Related Parties [Member]
Number of common stock shares issued for services							64,800
Value of common stock shares issued for services							$ 16,200
Subsequent Event [Member] | Power Up Lending Group [Member] | Securities Purchase Agreement [Member] | 8% Convertible Promissory Note [Member]
Debt interest rate				8.00%	8.00%
Debt instrument principal amount				$ 53,000	$ 53,000
Debt maturity date				Sep. 05, 2020	Jul. 30, 2020
Proceeds from debt			$ 46,800		$ 50,000
Repayment of promissory note payable			3,000		$ 3,000
Subsequent Event [Member] | Transfer Agent [Member] | Securities Purchase Agreement [Member] | 8% Convertible Promissory Note [Member]
Repayment of promissory note payable			$ 3,200
Subsequent Event [Member] | Accredited Investors [Member] | Securities Purchase Agreement [Member] | 8% Convertible Promissory Note [Member]
Debt interest rate		8.00%
Debt instrument principal amount		$ 124,200
Debt maturity date		Sep. 24, 2020
Proceeds from debt	$ 112,000
Repayment of promissory note payable	$ 3,000
Original issue discounts		$ 9,200